UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Perennial Investors, LLC
Address: 623 Fifth Avenue
         26th Floor
         New York, New York  10022

13F File Number:  28-11786

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher J. Heintz
Title:     Manager
Phone:     212.251.3000

Signature, Place, and Date of Signing:

     Christopher J. Heintz     New York, New York     February 14, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     32

Form13F Information Table Value Total:     $89,243 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AIR CANADA                     COM              008911802     2364   685300 SH       SOLE                   685300
ALTER NRG CORPORATION          COM              02145W101     3214  2216600 SH       SOLE                  2216600
ARCAN RESOURCES                COM              039252101     1172   206300 SH       SOLE                   206300
ALEXCO RESOURCE CORP           COM              01535P106     2662   325000 SH       SOLE                   325000
AMERICAN TOWER CORP            CL A             029912201     1131    21900 SH       SOLE                    21900
AMERICAN WTR WKS CO INC NEW    COM              030420103     2589   102391 SH       SOLE                   102391
APPROACH RESOURCES INC         COM              03834A103      700    30300 SH       SOLE                    30300
BRIGUS GOLD CORP               COM              109490102     3581  1705300 SH       SOLE                  1705300
CACI INTL INC                  CL A             127190304     2483    46500 SH       SOLE                    46500
CHEMTURA CORP                  COM NEW          163893209     4727   295800 SH       SOLE                   295800
CIT GROUP INC                  COM NEW          125581801     5303   112600 SH       SOLE                   112600
COCA COLA ENTERPRISES INC NE   COM              19122T109     3494   139600 SH       SOLE                   139600
COMMSCOPE INC                  COM              203372107     2747    88000 SH       SOLE                    88000
CROWN CASTLE INTL CORP         COM              228227104     3905    89100 SH       SOLE                    89100
DUNDEE PRECIOUS METALS         COM              265269209     1784   190200 SH       SOLE                   190200
GREAT BASIN GOLD LTD           COM              390124105     1425   481400 SH       SOLE                   481400
HEWLETT PACKARD CO             COM              428236103     8538   202800 SH       SOLE                   202800
INDIA FD INC                   COM              454089103      376    10700 SH       SOLE                    10700
ISHARES INC                    MSCI BRAZIL      464286400      232     3000 SH       SOLE                     3000
ISHARES SILVER TRUST           ISHARES          46428Q109       84    28301 SH       SOLE                    28301
ISHARES TR                     FTSE XNHUA IDX   464287184      233     5400 SH       SOLE                     5400
MOTOROLA MOBILITY HOLDINGS     COM              620097105     3675   126300 SH       SOLE                   126300
NATIONAL FUEL GAS CO N J       COM              636180101     6530    99507 SH       SOLE                    99507
NORTH AMERN ENERGY PARTNERS    COM              656844107     8397   684899 SH       SOLE                   684899
NORTHERN TIGER RESOURCES       COM              665831103      332   850000 SH       SOLE                   850000
OASIS PETE INC NEW             COM              674215108     1898    69968 SH       SOLE                    69968
PROSHARES TR                   PSHS ULTSH 20YRS 74347R297      370    10000 SH       SOLE                    10000
SOUTHERN PACIFIC RESOURCES     COM              84359Y106     3483  2085800 SH       SOLE                  2085800
URS CORP NEW                   COM              903236107     2147    51600 SH       SOLE                    51600
VENOCO INC                     COM              92275P307     3008   163021 SH       SOLE                   163021
WESTFIRE ENERGY LTD            COM              960254100     4560   660900 SH       SOLE                   660900
YUKON-NEVADA GOLD CORP         COM              98849Q101     2099  2440300 SH       SOLE                  2440300